Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000060325
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Shares - Series M
Trading Symbol	WFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	1-888-877-9275
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Annualized real gross domestic product growth was positive in 2025. However, investors remained concerned about inflationary pressures as all eyes were on the Federal Reserve (Fed) for clues as to when monetary policy might shift. In the fall, the Fed finally made three rate-cutting moves, totaling 1.00%. The Bloomberg Municipal Bond Index finished the year with a 1.05% total return. The Bloomberg High Yield Municipal Index fared better, returning 6.3%.

Top contributors to relative performance included overweights to lower investment-grade (A and BBB) bonds and an underweight to high-grade (AA- and AAA-rated) bonds, which underperformed. A modest allocation to high yield also aided performance. Security selection was positive overall. Securities in the education, special tax, and housing sectors contributed. An overweight to shorter call bonds and our coupon stack also aided performance.

Among detractors was an underweight to bonds inside of 5 years as this was the best-performing part of the curve. Selection within the leasing, transportation, and industrial development revenue/pollution control revenue sectors also detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Managed Account CoreBuilder® Shares - Series M	Bloomberg Municipal Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,131	$10,177
2/28/2015	$10,058	$10,072
3/31/2015	$10,077	$10,101
4/30/2015	$10,055	$10,048
5/31/2015	$10,014	$10,021
6/30/2015	$10,015	$10,011
7/31/2015	$10,096	$10,084
8/31/2015	$10,074	$10,104
9/30/2015	$10,174	$10,177
10/31/2015	$10,240	$10,217
11/30/2015	$10,331	$10,258
12/31/2015	$10,438	$10,330
1/31/2016	$10,510	$10,453
2/29/2016	$10,484	$10,470
3/31/2016	$10,556	$10,503
4/30/2016	$10,663	$10,580
5/31/2016	$10,699	$10,609
6/30/2016	$10,814	$10,778
7/31/2016	$10,814	$10,784
8/31/2016	$10,857	$10,799
9/30/2016	$10,839	$10,745
10/31/2016	$10,767	$10,632
11/30/2016	$10,267	$10,236
12/31/2016	$10,360	$10,356
1/31/2017	$10,390	$10,424
2/28/2017	$10,475	$10,496
3/31/2017	$10,524	$10,519
4/30/2017	$10,609	$10,596
5/31/2017	$10,767	$10,764
6/30/2017	$10,751	$10,725
7/31/2017	$10,854	$10,812
8/31/2017	$10,985	$10,894
9/30/2017	$10,969	$10,839
10/31/2017	$10,999	$10,865
11/30/2017	$10,973	$10,807
12/31/2017	$11,087	$10,920
1/31/2018	$10,989	$10,791
2/28/2018	$10,975	$10,759
3/31/2018	$11,026	$10,799
4/30/2018	$11,022	$10,760
5/31/2018	$11,169	$10,884
6/30/2018	$11,173	$10,893
7/31/2018	$11,216	$10,919
8/31/2018	$11,240	$10,947
9/30/2018	$11,188	$10,876
10/31/2018	$11,126	$10,809
11/30/2018	$11,238	$10,929
12/31/2018	$11,378	$11,060
1/31/2019	$11,471	$11,144
2/28/2019	$11,554	$11,203
3/31/2019	$11,753	$11,380
4/30/2019	$11,807	$11,423
5/31/2019	$11,977	$11,581
6/30/2019	$12,030	$11,623
7/31/2019	$12,121	$11,717
8/31/2019	$12,312	$11,902
9/30/2019	$12,237	$11,806
10/31/2019	$12,251	$11,828
11/30/2019	$12,294	$11,857
12/31/2019	$12,337	$11,893
1/31/2020	$12,560	$12,107
2/29/2020	$12,744	$12,263
3/31/2020	$12,016	$11,818
4/30/2020	$11,817	$11,670
5/31/2020	$12,162	$12,041
6/30/2020	$12,337	$12,140
7/31/2020	$12,542	$12,345
8/31/2020	$12,545	$12,287
9/30/2020	$12,558	$12,290
10/31/2020	$12,541	$12,253
11/30/2020	$12,738	$12,438
12/31/2020	$12,854	$12,513
1/31/2021	$12,970	$12,593
2/28/2021	$12,766	$12,393
3/31/2021	$12,862	$12,469
4/30/2021	$12,990	$12,574
5/31/2021	$13,055	$12,611
6/30/2021	$13,110	$12,646
7/31/2021	$13,206	$12,751
8/31/2021	$13,176	$12,704
9/30/2021	$13,083	$12,613
10/31/2021	$13,075	$12,576
11/30/2021	$13,193	$12,683
12/31/2021	$13,205	$12,703
1/31/2022	$12,889	$12,355
2/28/2022	$12,806	$12,311
3/31/2022	$12,446	$11,912
4/30/2022	$12,116	$11,583
5/31/2022	$12,248	$11,755
6/30/2022	$12,024	$11,562
7/31/2022	$12,318	$11,868
8/31/2022	$12,072	$11,608
9/30/2022	$11,672	$11,162
10/31/2022	$11,545	$11,069
11/30/2022	$12,085	$11,587
12/31/2022	$12,101	$11,620
1/31/2023	$12,423	$11,954
2/28/2023	$12,197	$11,684
3/31/2023	$12,412	$11,943
4/30/2023	$12,440	$11,916
5/31/2023	$12,367	$11,812
6/30/2023	$12,473	$11,931
7/31/2023	$12,513	$11,978
8/31/2023	$12,384	$11,805
9/30/2023	$12,074	$11,459
10/31/2023	$11,899	$11,362
11/30/2023	$12,622	$12,083
12/31/2023	$12,916	$12,364
1/31/2024	$12,935	$12,301
2/29/2024	$12,978	$12,317
3/31/2024	$13,009	$12,316
4/30/2024	$12,914	$12,164
5/31/2024	$12,923	$12,128
6/30/2024	$13,117	$12,314
7/31/2024	$13,231	$12,426
8/31/2024	$13,322	$12,524
9/30/2024	$13,460	$12,648
10/31/2024	$13,303	$12,464
11/30/2024	$13,502	$12,679
12/31/2024	$13,368	$12,494

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Managed Account CoreBuilder® Shares - Series M	3.50	1.62	2.95
Bloomberg Municipal Bond Index (Strategy and Regulatory)	1.05	0.99	2.25

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

AssetsNet	$ 762,331,420
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$762,331,420
# of portfolio holdings	443
Portfolio turnover rate	9%
Total advisory fees paid	$0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A, 0.00%, 12-15-2030	1.2
Waller Consolidated Independent School District, 5.00%, 2-15-2045	1.1
County of Broward Port Facilities Revenue Series B, 4.00%, 9-1-2037	1.0
Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	0.8
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6-1-2049	0.8
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB 144A, 0.00%, 9-1-2034	0.8
Jacksonville Port Authority Series B, 5.00%, 11-1-2044	0.7
King County Public Hospital District No. 1, 5.00%, 12-1-2035	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11-1-2034	0.7
Illinois Finance Authority Carle Foundation Obligated Group Series A, 5.00%, 2-15-2045	0.7

Material Fund Change [Text Block]